Employee Benefits - Recorded Severance Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements in Severance Benefits [Roll Forward]
Beginning of Year	$ 2,156	$ 627	$ 656
Charged to Expense	260	2,093	581
Payments	(1,847)	(560)	(564)
Other	(4)	(4)	(46)
End of Year	$ 565	$ 2,156	$ 627